Intangible assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible assets other than goodwill	$ 188,358	$ 189,350
Goodwill	34,726	34,866	$ 37,972
Total	$ 223,084	$ 224,216	$ 151,759